General (Details) $ in Thousands			12 Months Ended
	Nov. 11, 2021 shares	Nov. 01, 2021 USD ($) numberOfDirectors shares	Dec. 31, 2021 USD ($) aircraft helicopter engine shares	Dec. 31, 2020 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Number of aircraft | aircraft			2,369
Number of engines | engine			900
Number of helicopters | helicopter			300
Total assets | $			$ 74,569,768	$ 42,048,039
General Electric
Business Combination, Separately Recognized Transactions [Line Items]
Number of director's nomination by General Electric in AerCap N.V. | numberOfDirectors		1
Number of directors, board of directors | numberOfDirectors		10
AerCap Holdings N.V. | General Electric
Business Combination, Separately Recognized Transactions [Line Items]
Ownership percentage by GE (in percentage)		46.00%
Shareholder agreement, ownership of outstanding shares to designate a second director (in percentage)		10.00%
Ordinary share capital
Business Combination, Separately Recognized Transactions [Line Items]
GECAS Transaction, stock issued during period (in shares) | shares			111,500,000
GE Capital Aviation Services
Business Combination, Separately Recognized Transactions [Line Items]
Consideration transferred in GE Capital Aviation Services acquisition | $		$ 1,000,000
GE Capital Aviation Services | Minimum
Business Combination, Separately Recognized Transactions [Line Items]
Shares, lock-up period		9 months
GE Capital Aviation Services | Maximum
Business Combination, Separately Recognized Transactions [Line Items]
Shares, lock-up period		15 months
GE Capital Aviation Services | Ordinary share capital
Business Combination, Separately Recognized Transactions [Line Items]
GECAS Transaction, stock issued during period (in shares) | shares	111,500,000	111,500,000